Operating Leases - Additional Information (Details) - Lease One - CAD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	$ 295,892
Operating costs of lease	58,304	$ 72,020
Tax on lease	109,402	110,234
2020
Operating Leases [Line Items]
Minimum lease payments	406,754
2021
Operating Leases [Line Items]
Minimum lease payments	410,239
2022
Operating Leases [Line Items]
Minimum lease payments	410,239
2023
Operating Leases [Line Items]
Minimum lease payments	240,939
2024
Operating Leases [Line Items]
Minimum lease payments	71,640
More than 5 years
Operating Leases [Line Items]
Minimum lease payments	47,760
Selling, general and administrative expenses
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	247,554	264,137
Cost of sales
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense		143,087
Research and development expenses
Operating Leases [Line Items]
Minimum operating lease payments recognised as expense	$ 48,338	$ 208,765
Bottom of range
Operating Leases [Line Items]
Operating lease expiration terms	September 2022
Top of range
Operating Leases [Line Items]
Operating lease expiration terms	November 2024